OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2017
OTHER OPERATING INCOME
Schedule of other operating income

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Gain(Loss) on disposal of IPP solar parks	—	1,248	—
Gain(Loss) on disposal of subsidiaries (Note 21, Note 34)	—	11,768	1,875
Others	197	147	193

	197	13,163	2,068